UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C.  20549

			Form 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Nadler Financial Group, Inc.
Address:	155 N. Pfingsten Road, Suite 160
		Deerfield, IL 60015


Form 13F File Number:  28-14666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michael A. Nadler
Title: 	President, CCO
Phone:	(847) 940-4040

Signature, Place, and Date of Signing:

/s/ Michael A. Nadler 	Deerfield, Illinois	January 22, 2013
-----------------------	---------------------	-------------------------
[Signature]		[City, State]			[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82


Form 13F Information Table Value Total:	 $145,103
					---------
					(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

				NADLER FINANCIAL GROUP, INC.
				FORM 13F INFORMATION TABLE
				QUARTER ENDED DECEMBER 31, 2012

				TITLE OF			VALUE		SHRS OR	SH/   PUT/	INV.	OTHER	VOTING
ISSUER				CLASS		CUSIP		(x$1000) 	PRN AMT	PRN   CALL	DISC.	MGR	AUTH.
----------------------------	--------	---------	--------	-------	---   ----	-----	-----	------

3M COMPANY			COM		88579Y101	 $267 	 	2,871 	SH		SOLE		NONE
A T & T INC NEW			COM		00206R102	 $777 	 	23,044 	SH		SOLE		NONE
ABBOTT LABORATORIES		COM		002824100	 $556 	 	8,488 	SH		SOLE		NONE
AETNA INC NEW			COM		00817Y108	 $350 	 	7,552 	SH		SOLE		NONE
ALPINE TOTAL DYNAMIC DIVID F	COM SBI		21060108	 $43 	 	10,656 	SH		SOLE		NONE
ALTRIA GROUP INC		COM		02209S103	 $224 	 	7,133 	SH		SOLE		NONE
AMAZON COM INC			COM		023135106	 $201 	 	801 	SH		SOLE		NONE
AMGEN INC			COM		031162100	 $210 	 	2,441 	SH		SOLE		NONE
APPLE INC			COM		037833100	 $4,126 	 7,754 	SH		SOLE		NONE
BAXTER INTERNATIONAL INC	COM		071813109	 $305 	 	4,572 	SH		SOLE		NONE
BERKSHIRE HATHAWAY B NEW CLASS 	COM		084670207	 $762 	 	8,495 	SH		SOLE		NONE
B
CHEVRON CORPORATION		COM		166764100	 $357 	 	3,305 	SH		SOLE		NONE
CISCO SYS INC			COM		17275R102	 $281 	 	14,311 	SH		SOLE		NONE
CITIGROUP INC			COM NEW		172967424	 $309 	 	7,816 	SH		SOLE		NONE
CME GROUP INC CL A CLASS A	COM		12572Q105	 $319 	 	6,290 	SH		SOLE		NONE
COCA COLA COMPANY		COM		191216100	 $484 	 	13,339 	SH		SOLE		NONE
COMCAST CORP NEW		CL A		20030N101	 $247 	 	6,601 	SH		SOLE		NONE
COSTCO WHSL CORP NEW		COM		22160K105	 $217 	 	2,195 	SH		SOLE		NONE
CVS CAREMARK CORPORATION	COM		126650100	 $279 	 	5,777 	SH		SOLE		NONE
DEERE & CO			COM		244199105	 $248 	 	2,866 	SH		SOLE		NONE
DISNEY WALT CO			COM DISNEY	254687106	 $405 	 	8,130 	SH		SOLE		NONE
E M C CORP MASS			COM		268648102	 $225 	 	8,894 	SH		SOLE		NONE
EXXON MOBIL CORPORATION		COM		30231G102	 $1,812 	20,931 	SH		SOLE		NONE
FASTENAL CO			COM		311900104	 $252 	 	5,400 	SH		SOLE		NONE
FORD MOTOR COMPANY NEW		COM PAR $0.01	345370860	 $221 	 	17,083 	SH		SOLE		NONE
GENERAL ELECTRIC COMPANY	COM		369604103	 $648 	 	30,867 	SH		SOLE		NONE
GOLDMAN SACHS GROUP INC		COM		38141G104	 $283 	 	2,218 	SH		SOLE		NONE
GOOGLE INC CLASS A		CL A		38259P508	 $558 	 	789 	SH		SOLE		NONE
INTEL CORP			COM		458140100	 $242 	 	11,756 	SH		SOLE		NONE
INTL BUSINESS MACHINES		COM		459200101	 $1,155 	 6,030 	SH		SOLE		NONE
ISHARES GOLD TRUST		ISHARES		464285105	 $481 	 	29,521 	SH		SOLE		NONE
ISHARES INC			MSCI BRAZIL	464286400	 $280 	 	5,011 	SH		SOLE		NONE
ISHARES INC			MSCI PAC J IDX	464286665	 $1,183 	25,095 	SH		SOLE		NONE
ISHARES TR			RESIDENT PLS CAP 464288562	 $758 	 	15,644 	SH		SOLE		NONE
ISHARES TR 			DJ SEL DIV INX	464287168	 $592 	 	10,339 	SH		SOLE		NONE
ISHARES TR			RUSSELL1000VAL	464287598	 $7,775 	106,771 SH		SOLE		NONE
ISHARES TR			RUSSELL MCP VL	464287473	 $735 	 	14,630 	SH		SOLE		NONE
ISHARES TR			MSCI EMERG MKT	464287234	 $319 	 	7,196 	SH		SOLE		NONE
ISHARES TR			BARCLYS INTER CR 464288638	 $225 	 	2,026 	SH		SOLE		NONE
ISHARES TR			BARCLYS TIPS BD	464287176	 $580 	 	4,778 	SH		SOLE		NONE
ISHARES TR			RUSSELL1000GRW	464287614	 $16,433 	250,930 SH		SOLE		NONE
ISHARES TR			S&P LTN AM 40	464287390	 $412 	 	9,396 	SH		SOLE		NONE
ISHARES TR			CORE S&P500 ETF	464287200	 $539 	 	3,768 	SH		SOLE		NONE
JOHNSON & JOHNSON		COM		478160104	 $577 	 	8,230 	SH		SOLE		NONE
JPMORGAN CHASE & CO		ALERIAN ML ETN	46625H365	 $442 	 	11,482 	SH		SOLE		NONE
JPMORGAN CHASE & CO		COM		46625H100	 $415 	 	9,446 	SH		SOLE		NONE
LILLY ELI & CO			COM		532457108	 $274 	 	5,561 	SH		SOLE		NONE
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	 $331 	 	7,755 	SH		SOLE		NONE
MARKET VECTORS ETF TR		GOLD MINER ETF	57060U100	 $235 	 	5,070 	SH		SOLE		NONE
MC DONALDS CORP			COM		580135101	 $1,152 	 13,062 SH		SOLE		NONE
MCKESSON CORP			COM		58155Q103	 $277 	 	2,857 	SH		SOLE		NONE
MERCK & CO INC NEW		COM		58933Y105	 $389 	 	9,508 	SH		SOLE		NONE
MICROSOFT CORP			COM		594918104	 $575 	 	21,535 	SH		SOLE		NONE
OPKO HEALTH INC			COM		68375N103	 $134 	 	27,775 	SH		SOLE		NONE
ORACLE CORPORATION		COM		68389X105	 $1,154 	34,640 	SH		SOLE		NONE
PEPSICO INCORPORATED		COM		713448108	 $309 	 	4,515 	SH		SOLE		NONE
PFIZER INCORPORATED		COM		717081103	 $992 	 	39,568 	SH		SOLE		NONE
PHILIP MORRIS INTL INC		COM		718172109	 $624 	 	7,465 	SH		SOLE		NONE
POWERSHARES ETF TR II		S&P500 LOW VOL	73937B779	 $3,517 	127,060 SH		SOLE		NONE
POWERSHS DB MULTI SECT COMM	DB PREC MTLS	73936B200	 $1,232 	21,585 	SH		SOLE		NONE
POWERSHS QQQ TRUST SER 1	UNIT SER 1	73935A104	 $1,215 	18,647 	SH		SOLE		NONE
PROCTER & GAMBLE		COM		742718109	 $260 	 	3,834 	SH		SOLE		NONE
SPDR INDEX SHS FDS		EUROPE ETF	78463X608	 $334 	 	7,600 	SH		SOLE		NONE
SPDR S&P 500 ETF TR		TR UNIT		78462F103	 $15,527 	109,029 SH		SOLE		NONE
SOUTHWEST AIRLINES CO		COM		844741108	 $252 	 	24,583 	SH		SOLE		NONE
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	 $819 	 	6,269 	SH		SOLE		NONE
SPDR GOLD TRUST SPDR GOLD SHARES GOLD SHS	78463V107	 $27,610 	170,410 SH		SOLE		NONE
SPDR S&P DIVIDEND ETF		S&P DIVID ETF	78464A763	 $2,300 	39,541 	SH		SOLE		NONE
SPROTT PHYSICAL GOLD TRUST	UNIT		85207H104	 $244 	 	17,150 	SH		SOLE		NONE
THE SOUTHERN COMPANY		COM		842587107	 $205 		4,794 	SH		SOLE		NONE
TIME WARNER CABLE INC		COM		88732J207	 $225 	 	2,311 	SH		SOLE		NONE
US BANCORP DEL			COM NEW		902973304	 $223 	 	6,978 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	INTERMED TERM	921937819	 $266 	 	3,019 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	SHORT TRM BOND	921937827	 $1,240 	15,310 	SH		SOLE		NONE
VANGUARD DIV APPRCIATION	DIV APP ETF	921908844	 $10,809 	181,457 SH		SOLE		NONE
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF 922042858	 $9,661 	216,958 SH		SOLE		NONE
VANGUARD WHITEHALL FDS INC	HIGH DIV YLD	921946406	 $617 	 	12,505 	SH		SOLE		NONE
VERIZON COMMUNICATIONS		COM		92343V104	 $644 	 	14,887 	SH		SOLE		NONE
WAL MART STORES INC		COM		931142103	 $282 	 	4,140 	SH		SOLE		NONE
WALGREEN COMPANY		COM		931422109	 $1,089 	29,423 	SH		SOLE		NONE
WISDOMTREE TRUST		DIV EX-FINL FD	97717W406	 $9,171 	165,006	SH		SOLE		NONE
WISDOMTREE TRUST 		LARGECAP DIVID	97717W307	 $2,804 	52,281 	SH		SOLE		NONE


Total Fair Market Value (in thousands):			 	$145,103


